Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	F-1/A
Entity Registrant Name	Marti Technologies, Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001852767
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2